UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
  (Name and address of agent for service)

(646) 568-4082
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

CG Core Balanced Fund
Schedule of Investments
July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.2%
Aerospace - 8.4%
Boeing Co.	500	$66,830
L-3 Communications Holdings, Inc.	450	68,233
Lockheed Martin Corp.	250	63,183
United Technologies Corp.	1,000	107,650
		305,896
Airlines - 1.3%
Delta Air Lines, Inc.	1,200	46,500

Application Software - 2.2%
Adobe Systems, Inc. (a)	800	78,288

Automobiles - 1.0%
Thor Industries, Inc.	500	38,270

Beverages - 2.0%
Monster Beverage Corp. (a)	450	72,283

Biotechnology - 3.0%
Jazz Pharmaceuticals (a)(b)	300	45,291
Regeneron Pharmaceuticals, Inc. (a)	150	63,768
		109,059
Building & Construction - 0.9%
D.R. Horton, Inc.	1,000	32,880

Building Products - 1.8%
A.O. Smith Corp.	700	65,023

Chemicals - 2.2%
Dow Chemical Co.	1,500	80,505

Construction Materials - 1.7%
Martin Marietta Materials, Inc.	300	60,795

Drugs - 3.7%
Bristol-Myers Squibb Co.	600	44,886
GW Pharmaceuticals - ADR (a)(b)	500	47,160
Pfizer, Inc.	1,200	44,268
		136,314
Electrical Equipment - 1.6%
Rockwell Automation, Inc.	500	57,200

Energy - 2.4%
EOG Resources, Inc.	700	57,190
Kinder Morgan, Inc.	1,500	30,495
		87,685

Energy Equipment & Services - 0.9%
Schlumberger Ltd. (b)	400	32,208

Financial Services - 3.2%
American Express Co.	1,000	64,460
Intercontinental Exchange, Inc.	200	52,840
		117,300
Forest Products - 1.8%
Weyerhaeuser Co. - REIT	2,000	65,440

Health Care Services - 5.1%
Ligand Pharmaceuticals, Inc. (a)	300	40,464
NuVasive, Inc. (a)	1,200	74,640
UnitedHealth Group, Inc.	500	71,600
		186,704
Industrial Conglomerates - 4.8%
3M Co.	400	71,344
General Electric Co.	2,000	62,280
United Rentals, Inc. (a)	500	39,835
		173,459
Internet Software & Services - 11.6%
Alphabet, Inc. - Class A (a)	60	47,481
Amazon.com, Inc. (a)	120	91,057
Facebook, Inc. - Class A (a)	500	61,970
Match Group, Inc. (a)	3,000	47,250
PayPal Holdings, Inc. (a)	1,800	67,032
Splunk, Inc. (a)	1,700	106,318
		421,108
Machinery - 3.0%
Caterpillar, Inc.	600	49,656
Cummins, Inc.	500	61,385
		111,041
Professional Services - 1.8%
TransUnion (a)	2,000	65,440

Retail - 11.5%
Coach, Inc.	1,400	60,354
Home Depot, Inc.	500	69,120
lululemon athletica, Inc. (a)	500	38,825
Nike, Inc. - Class B	800	44,400
O'Reilly Automotive, Inc. (a)	200	58,126
Starbucks Corp.	1,000	58,050
TJX Companies, Inc.	700	57,204
VF Corp.	500	31,215
		417,294
Semiconductors - 11.6%
Intel Corp.	2,000	69,720
Micron Technology, Inc. (a)	6,000	82,440
NXP Semiconductors NV (a)(b)	1,000	84,090
Silicon Motion Technology Corp. - ADR (b)	2,000	103,400
Texas Instruments, Inc.	1,200	83,700
		423,350
Transportation - 3.7%
Expeditors International of Washington, Inc.	1,400	69,202
United Parcel Service, Inc. - Class B	600	64,860
		134,062
TOTAL COMMON STOCKS (Cost $2,958,390)		$3,318,104

FIXED INCOME - 7.7%
PREFERRED STOCKS - 4.2%
Financial Services - 2.1%
HSBC Holdings PLC, Series A, 6.200% (b)	2,000	52,380
JPMorgan Chase & Co., Series T, 6.700%	800	22,312
		74,692
Insurance - 2.1%
Aegon NV, 6.375% (b)	2,000	51,820
PartnerRe Ltd., Series D, 6.500% (b)	1,000	26,260
		78,080
TOTAL PREFERRED STOCKS (Cost $146,050)		$152,772
	Prinicpal
CORPORATE BOND - 2.7%	Amount
Metlife, Inc., Series C
5.250%, 12/29/2049	$100,000	$100,330
TOTAL CORPORATE BOND (Cost $99,438)

CLOSED-END FUND - 0.8%	Shares
Eaton Vance Floating Rate Income Trust	2,000	$27,800
TOTAL CLOSED-END FUND (Cost $26,384)

TOTAL FIXED INCOME (Cost $271,872)		$280,902

SHORT TERM INVESTMENT - 0.9%
First American Prime Obligations Fund, Class Z, 0.202% (c)
TOTAL SHORT TERM INVESTMENT (Cost $31,248)	31,248	$31,248

Total Investments (Cost $3,261,510) - 99.8%		$3,630,254
Assets in Excess of Other Liabilities - 0.2%		5,979
TOTAL NET ASSETS - 100.0%		$3,636,233

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Domiciled.
(c)	The rate shown is the annualized seven-day effective yield as of July 31, 2016.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2016:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$3,318,104	$-	$-	$3,318,104
Preferred Stocks	152,772	-	-	152,772
Corporate Bond	-	100,330	-	100,330
Closed-End Fund	27,800	-	-	27,800
Short Term Investment	31,248	-	-	31,248
Total Investments	$3,529,924	$100,330	$-	$3,630,254

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows*:

Cost of investments	$3,261,510

Gross unrealized appreciation	415,652
Gross unrealized depreciation	(46,908)
Net unrealized appreciation	$368,744

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CG Funds Trust

By (Signature and Title)  /s/ Robert P. Morse
                                            Robert P. Morse, President & Chief Executive Officer

Date  September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert P. Morse
                                               Robert P. Morse, President & Chief Executive Officer

Date  September 23, 2016

By (Signature and Title)*  /s/ Jian Wang
                                              Jian Wang, Treasurer

Date  September 23, 2016

* Print the name and title of each signing officer under his or her signature.